Risk management - Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities (Detail) - CAD ($) $ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial liabilities [line items]
Long-term debt	$ 391.0	[1]	$ 451.8
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt	391.0
Accounts payable & accrued liabilities	95.5
Share-based compensation accrual	12.3
Total	498.8
2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	1.5
Share-based compensation accrual	3.1
Total	4.6
2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	2.2
Total	2.2
2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	0.0
Thereafter [member]
Disclosure of financial liabilities [line items]
Long-term debt	0.0
Accounts payable & accrued liabilities	0.0
Share-based compensation accrual	0.0
Total	$ 0.0

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.